SHORT-TERM DEBT RELATED TO ACQUISITION OF DM LAB (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 29, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Short-term debt		$ 223,300		$ 223,300
Subsequent Event [Member]
Debt Instrument [Line Items]
Short-term debt	$ 668,674
Debt maturity	January 2025
DM Lab [Member]
Debt Instrument [Line Items]
Loans outstanding amount		891,974		891,974
Debt instrument decrease amount		252,601		252,601
Interest expenses		$ 15,616	$ 0	$ 31,217	$ 0
DM Lab [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate		4.667%		4.667%
DM Lab [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate		6.69%		6.69%